Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, no par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	5.56
Maximum Aggregate Offering Price	$ 16,680,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,303.51
Offering Note	(1) The "Amount Registered" represents 3,000,000 shares of Class A Common Stock reserved for issuance under the Citizens, Inc. Amended and Restated Omnibus Incentive Plan, effective as of June 16, 2026. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act") the number of shares of the Registrants common stock being registered hereunder includes such indeterminate number of additional shares of common stock as may become issuable as a result of any stock splits, stock dividends or similar transactions. (2) The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, the offering price and aggregate offering price are based on a price of $5.56 per share, which price is an average of the high and low prices of Citizens Class A Common Stock as reported on the New York Stock Exchange on June 12, 2026.